Reconciliation of Assets from Segment to Consolidated (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Total Assets	$ 3,443,763	$ 10,646,310
CANADA [Member]
Total Assets	2,161,650	9,297,302
ARGENTINA [Member]
Total Assets	$ 1,282,113	$ 1,349,008